Cover	May 08, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41012
Entity Registrant Name	FINNOVATE ACQUISITION CORP.
Entity Central Index Key	0001857855
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	The White House
Entity Address, Address Line Two	20 Genesis Close
Entity Address, Address Line Three	George Town
Entity Address, City or Town	Grand Cayman,
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1 1208
City Area Code	86 131
Local Phone Number	2230-7009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Trading Symbol	FNVTU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FNVT
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FNVTW
Security Exchange Name	NASDAQ